Unaudited Condensed Consolidated Statements of Operations (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Income Statement [Abstract]
Weighted average shares outstanding of ordinary shares, basic and diluted	13,722,411	20,450,000	15,791,091	18,182,827	20,450,000	20,450,000
Basic and diluted net loss per ordinary share	$ (0.05)	$ 0.00	$ (0.01)	$ (0.10)	$ (0.01)	$ (0.02)